Document and Entity Information	May 13, 2025
Cover [Abstract]
Entity Address, Address Line One	Midland International Air & Space Port
Amendment Flag	false
Entity Central Index Key	0001780312
Document Type	8-K
Document Period End Date	May 13, 2025
Entity Registrant Name	AST SpaceMobile, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39040
Entity Tax Identification Number	84-2027232
Entity Address, Address Line Two	2901 Enterprise Lane
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79706
City Area Code	(432)
Local Phone Number	276-3966
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ASTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false